TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2013
TAXES ON INCOME [Abstract]
Schedule of Reconciliation of Income Tax Rate

	Year ended December 31,
	2011	2012	2013

Income (loss) before taxes as reported in the statements of operations	$10,567	$5,085	$(4,460)

Tax rate	24%	25%	25%

Theoretical tax benefit	$2,536	$1,271	$(1,115)

Increase (decrease) in taxes:

Non-deductible items	126	159	119
Losses and other items for which a valuation allowance was provided	288	120	1,494
Adjustment of deferred tax balances following a changes in tax rates	-	-	(266)
Realization of carryforward tax losses for which valuation allowance was provided	(2,776)	(1,097)	-
Tax rate differences in subsidiaries	189	181	(1)
Provision for uncertain tax positions	113	409	(55)
Taxes in respect of prior years	37	2	(3)
Tax withheld against which valuation allowance was provided this year	228	121	266
Investment tax credit	(233)	(151)	(236)
Other	215	(24)	(134)

Taxes on income in the statements of operations	$723	$991	$69

Schedule of Income Taxes

	Year ended December 31,
	2011	2012	2013

Current	$789	$953	$213
Deferred	(66)	38	(144)

	$723	$991	$69

Domestic	$399	$531	$49
Foreign	324	460	20

	$723	$991	$69

Schedule of Deferred Tax Assets and Liabilities

	December 31,
	2012	2013
Deferred tax assets:
Operating loss carry forwards	$6,137	$7,497
Reserves and tax allowances	3,576	3,773

Total deferred taxes before valuation allowance	9,713	11,270
Valuation allowance	(9,211)	(10,625)

Net deferred tax assets	502	645

Deferred tax liabilities:
Intangible assets	210	335

Net deferred tax assets	$292	$310

Foreign	$292	$310

Schedule of Domestic and Foreign Components of Income (Loss) Before Income Taxes

	Year ended December 31,
	2011	2012	2013

Domestic	$8,876	$2,134	$(2,313)
Foreign	1,691	2,951	(2,147)

	$10,567	$5,085	$(4,460)

Schedule of Reconciliation of Unrecognized Tax Benefits

	December 31,
	2012	2013

Balance at the beginning of the year	$332	$761

Additions based on tax positions taken during a prior period	428	24
Additions based on tax positions taken related to the current year	-	59
Reduction related to tax positions taken during a prior period	(19)	-
Reductions related to settlement of tax matters	-	(138)
Foreign currency translation adjustments	20	-

Balance at the end of the year	$761	$706